Revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Construction
Revenue from External Customer [Line Items]
Change in contract assets costs in excess of billings, new commercial contracts	$ 26.2
Change in contract assets costs in excess of billings, transfer to receivables	41.3
Change in contract liabilities costs in excess of billings, new commercial contracts	49.3
Change in contract liabilities costs in excess of billings, transfer to receivables	60.5
Remaining commitment obligations, amount	36.0
Energy
Revenue from External Customer [Line Items]
Revenue after customer rebates tax credits	$ 10.6	$ 2.6